Note 11 - Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Earnings Per Share [Text Block]
11.	Earnings / (Loss) per Share

Basic and diluted earnings / (loss) per common share are computed as follows:

	2021	2022	2023
Income:
Net income / (loss)	31,153,821	33,542,671	(3,282,972)
Dividends to Series B preferred shares	(1,085,902)	-	-
Preferred deemed dividend	(665,287)	-	-
Net loss attributable to the non-controlling interest	-	-	374,068
Net income / (loss) attributable to controlling shareholders	29,402,632	33,542,671	(2,908,904)
Weighted average common shares – outstanding, basic	2,528,507	2,876,320	2,763,121
Basic earnings / (loss) per share	11.63	11.66	(1.05)

Effect of dilutive securities:
Dilutive effect of non-vested shares	20,443	13,671	-
Weighted average common shares – outstanding, diluted	2,548,950	2,889,991	2,763,121
Diluted earnings / (loss) per share	11.54	11.61	(1.05)

For the year ended December 31, 2023, during which the Company incurred losses, the effect of 88,400 non-vested stock awards was anti-dilutive. Hence for the year ended December 31, 2023, “Basic loss per share” equals “Diluted loss per share.”